Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	$ 11,894	$ 12,501	$ 12,428
Investment	4,107	1,662	1,620
Depreciation and amortisation	5,540	5,295	5,061
Interest income	660	709	529
Interest expense	1,771	2,198	2,060
Income tax benefit / (expense)	(7,210)	(6,447)	(7,077)
Other finance income	57	0	0
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	419	251
Current financial liabilities (excluding trade and other payables and provisions)	0	0
Non current Liabilities	4,625	4,261
Investment				$ 0
Impairment				525
Depreciation and amortisation	165	165	144
Interest income	54	43	42
Interest expense	1,686	807	1,384
Income tax benefit / (expense)	(623)	999	(213)
Other finance income	0	1,756	$ 0
Samarco Mineracao S.A. [member] | Working Capital Funding [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Additional cumulative impairment losses				$ 516
Vicuna [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	53
Current financial liabilities (excluding trade and other payables and provisions)	1
Non current Liabilities	3
Depreciation and amortisation	1
Interest income	0
Interest expense	0
Income tax benefit / (expense)	0
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Unrecognised share of profits (losses)	72	41
Cumulative losses	28	100
Investment	$ 90	$ 164